Description of Organization and Business Operations (Details) - USD ($)					12 Months Ended
	Oct. 20, 2020	May 20, 2020	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Business Operations [Abstract]
Amount deposited into Trust Account					$ 93,340,005	$ 225,433,349
Offering costs					12,628,266
Underwriting fees					4,410,416
Deferred underwriting fees					7,718,227	7,718,227
Other costs					499,623
Cash held outside of trust account					24,945	520,422
Payment for redemption of common stock					132,990,436	$ 0
Maximum [Member]
Business Operations [Abstract]
Interest to pay dissolution expenses					$ 100,000
Private Placement Warrant [Member]
Business Operations [Abstract]
Unit price (in dollars per share)			$ 1.00	$ 1.00
Warrants issued (in shares)			410,416	5,500,000
Gross proceeds from issuance of warrants			$ 410,416	$ 5,500,000
Share price, shares redeemed (in dollars per share)					$ 11.50
Class A Common Stock [Member]
Business Operations [Abstract]
Amount deposited into Trust Account							$ 1,865,649
Number of shares redeemed (in shares)	5,864,053	7,126,888
Payment for redemption of common stock	$ 60,400,000	$ 72,600,000
Share price, shares redeemed (in dollars per share)	$ 10.30	$ 10.18
Monthly deposit into trust account		$ 373,000
Amount deposited in trust account (in dollars per share)		$ 0.025
Initial Public Offering [Member]
Business Operations [Abstract]
Units issued (in shares)			22,052,077	20,000,000
Unit price (in dollars per share)			$ 10.00	$ 10.00
Gross proceeds from initial public offering				$ 200,000,000
Amount deposited into Trust Account				$ 200,000,000
Over-Allotment Option [Member]
Business Operations [Abstract]
Units issued (in shares)			2,052,077
Unit price (in dollars per share)			$ 10.00
Gross proceeds from initial public offering			$ 20,520,770
Offering costs			$ 410,416
Common stock subject to possible forfeiture (in shares)			236,981
Forward Purchase Units [Member]
Business Operations [Abstract]
Unit price (in dollars per share)					$ 10.00
Contingent number of units authorized (in shares)					5,000,000
Aggregate value of units available for sale					$ 50,000,000